Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss)

Comprehensive income and its components are presented in Statement 2. Changes in Accumulated other comprehensive income (loss), net of tax, included in Statement 4, consisted of the following:

(Millions of dollars)	Foreign currency translation	Pension and other postretirement benefits	Derivative financial instruments	Available-for-sale securities	Total
Balance at December 31, 2012	$417	$21	$(42)	$67	$463
Other comprehensive income (loss) before reclassifications	(254)	3	(4)	29	(226)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(34)	41	(13)	(6)
Other comprehensive income (loss)	(254)	(31)	37	16	(232)
Balance at December 31, 2013	$163	$(10)	$(5)	$83	$231
Other comprehensive income (loss) before reclassifications	(1,155)	4	(118)	24	(1,245)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(25)	4	(24)	(45)
Other comprehensive income (loss)	(1,155)	(21)	(114)	—	(1,290)
Balance at December 31, 2014	$(992)	$(31)	$(119)	$83	$(1,059)
Other comprehensive income (loss) before reclassifications	(961)	(3)	(19)	(10)	(993)
Amounts reclassified from accumulated other comprehensive (income) loss	—	(35)	88	(36)	17
Other comprehensive income (loss)	(961)	(38)	69	(46)	(976)
Balance at December 31, 2015	$(1,953)	$(69)	$(50)	$37	$(2,035)

The effect of the reclassifications out of Accumulated other comprehensive income (loss) on Statement 1 is as follows:

		Year ended December 31,
(Millions of dollars)	Classification of income (expense)	2015	2014	2013

Pension and other postretirement benefits:
Amortization of prior service credit (cost)	Note 12 [1]	$53	$38	$54
Amortization of transition asset (obligation)	Note 12 [1]	—	—	(2)
Reclassifications before tax		53	38	52
Tax (provision) benefit		(18)	(13)	(18)
Reclassifications net of tax		$35	$25	$34

Derivative financial instruments:
Foreign exchange contracts	Other income (expense)	$(127)	$5	$(57)
Interest rate contracts	Interest expense excluding Financial Products	(6)	(5)	—
Interest rate contracts	Other income (expense)	—	—	(3)
Interest rate contracts	Interest expense of Financial Products	(6)	(6)	(6)
Reclassifications before tax		(139)	(6)	(66)
Tax (provision) benefit		51	2	25
Reclassifications net of tax		$(88)	$(4)	$(41)

Available-for-sale securities:
Realized gain (loss) on sale of securities	Other income (expense)	$56	$35	$19
Tax (provision) benefit		(20)	(11)	(6)
Reclassifications net of tax		$36	$24	$13

Total reclassifications from Accumulated other comprehensive income (loss)		$(17)	$45	$6

[1] Amounts are included in the calculation of net periodic benefit cost. See Note 12 for additional information.